Other Financial Assets And Liabilities - Financial Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	$ 2,005,999,000	$ 2,336,114,000
Currency risk
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	4,147,310,000	$ 2,791,947,000
Average Foreign Currency/ US$
Average Strike Price
Currency risk | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 1,239,770,000	$ 594,169,000
Average Foreign Currency/ US$	$ 860	$ 0.85
Average Strike Price	0.00%	0.00%
Currency risk | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 858,227,000	$ 360,328,000
Average Foreign Currency/ US$	$ 1,350	$ 1.37
Average Strike Price	0.00%	0.00%
Currency risk | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 300,158,000	$ 23,939,000
Average Foreign Currency/ US$	$ 112,770	$ 104.77
Average Strike Price	0.00%	0.00%
Currency risk | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 992,866,000	$ 1,190,752,000
Average Foreign Currency/ US$	$ 0	$ 0
Currency risk | Interest rate swaps | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	0.382%	0.382%
Currency risk | Interest rate swaps | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	1.731%	1.731%
Currency risk | Cross currency swaps
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 550,580,000	$ 566,497,000
Average Foreign Currency/ US$	$ 890	$ 0.89
Currency risk | Cross currency swaps | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	3.834%	3.834%
Currency risk | Cross currency swaps | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	4.182%	4.182%
Currency risk | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 109,612,000
Average Foreign Currency/ US$	$ 1,370
Currency risk | Cross currency swaps (receive Singapore $/pay US$) | Minimum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	1.83%
Currency risk | Cross currency swaps (receive Singapore $/pay US$) | Maximum
Disclosure of financial assets and liabilities [Line Items]
Average Strike Price	1.941%
Currency risk | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Nominal amount	$ 96,097,000	$ 56,262,000
Average Foreign Currency/ US$	$ 0	$ 235.2
Average Strike Price	0.00%	0.00%
Currency risk | Other Current Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	$ (48,593,000)	$ (1,318,000)
Currency risk | Other Current Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(37,822,000)	(818,000)
Currency risk | Other Current Financial Liabilities | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(2,755,000)	(439,000)
Currency risk | Other Current Financial Liabilities | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(7,308,000)	(61,000)
Currency risk | Other Current Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Current Financial Liabilities | Cross currency swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Current Financial Liabilities | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0
Currency risk | Other Current Financial Liabilities | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(708,000)	0
Currency risk | Other Noncurrent Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(16,976,000)	(33,345,000)
Currency risk | Other Noncurrent Financial Liabilities | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Noncurrent Financial Liabilities | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Noncurrent Financial Liabilities | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Noncurrent Financial Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(7,803,000)	(33,287,000)
Currency risk | Other Noncurrent Financial Liabilities | Cross currency swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(4,181,000)	0
Currency risk | Other Noncurrent Financial Liabilities | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(4,328,000)
Currency risk | Other Noncurrent Financial Liabilities | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	(664,000)	(58,000)
Currency risk | Other Current Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	23,183,000	50,534,000
Currency risk | Other Current Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	4,030,000	28,489,000
Currency risk | Other Current Financial Assets | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	3,359,000	13,266,000
Currency risk | Other Current Financial Assets | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	1,700,000	444,000
Currency risk | Other Current Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Current Financial Assets | Cross currency swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Current Financial Assets | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0
Currency risk | Other Current Financial Assets | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	14,094,000	8,335,000
Currency risk | Other Noncurrent Financial Assets
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	2,317,000	34,054,000
Currency risk | Other Noncurrent Financial Assets | Euro forward contracts (receive euros/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Noncurrent Financial Assets | Singapore dollar forward contracts (receive Singapore$/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Noncurrent Financial Assets | Japanese yen forward contracts (receive Japanese yen/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	0	0
Currency risk | Other Noncurrent Financial Assets | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	628,000	0
Currency risk | Other Noncurrent Financial Assets | Cross currency swaps
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	28,000	33,169,000
Currency risk | Other Noncurrent Financial Assets | Cross currency swaps (receive Singapore $/pay US$)
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	60,000
Currency risk | Other Noncurrent Financial Assets | Commodity hedge
Disclosure of financial assets and liabilities [Line Items]
Fair Value of Derivative Instruments	$ 1,601,000	$ 885,000